Consolidated Statements of Cash Flows (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disposal of subsidiaries, net of cash disposed	¥ 1,517	$ 218	¥ 576	¥ 94,677